Time charter revenues and related contract balances - Consolidated contract assets, contract liabilities and refund liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reduction for revenue recognized from previous years		$ 497
Repayments of refund liabilities to charterer		1,101
Time Charter Services [Member]
Beginning Balance	$ 279	0
Additions	0	279
Reduction for receivables recorded	(18)	0
Reduction for revenue recognized from previous years	0	0
Repayments of refund liabilities to charterer		0
Ending Balance	261	279
Beginning Balance	(125)	(1,834)
Additions	(718)	(65)
Reduction for receivables recorded	0	89
Reduction for revenue recognized from previous years	48	497
Repayments of refund liabilities to charterer	17	1,188
Ending Balance	$ (778)	$ (125)